Income Taxes	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Income Tax Disclosure [Abstract]
Income Taxes

(6) Income Taxes

Income tax expense and the effective rate were $1.8 million and 36.0%, respectively, for the thirteen weeks ended September 26, 2015, and $1.2 million and 37.1%, respectively, for the thirteen weeks ended September 27, 2014. Income tax expense and the effective rate were $3.8 million and 37.3%, respectively, for the thirty-nine weeks ended September 26, 2015, and $4.4 million and 37.2%, respectively, for the thirty-nine weeks ended September 27, 2014.

(10) Income Taxes

Income tax expense for the fiscal years 2014, 2013 and 2012 consists of the following (in thousands):

	Year ended
	December 27, 2014	December 28, 2013	December 29, 2012
Current expense
Federal	$6,068	$4,936	$3,745
State	606	424	337
Foreign	168	50	37
Deferred expense (benefit)
Federal	(1,430)	(860)	(1,051)
State	(100)	(57)	(68)

	$5,312	$4,493	$3,000

A reconciliation of income tax at the United States federal statutory tax rate (using a statutory tax rate of 34% and 35% as appropriate) to income tax expense for fiscal years 2014, 2013 and 2012 in dollars is as follows (in thousands):

	Year ended
	December 27, 2014	December 28, 2013	December 29, 2012
Expected income tax expense at statutory rate	$4,943	$4,088	$2,237
Permanent differences	53	55	635
State tax expense, net of federal benefit	15	(62)	(35)
Foreign tax expense	168	50	37
Foreign tax credits	(168)	(50)	(37)
Increase in unrecognized tax benefit	28	33	28
Valuation allowance	306	299	198
Other	(33)	80	(63)

Income tax expense	$5,312	$4,493	$3,000

The components of deferred tax assets (liabilities) are as follows (in thousands):

	December 27, 2014	December 28, 2013
Deferred tax assets:
Inventories	$9	$9
Deferred revenue	3,252	2,476
Accounts receivable	40	48
Gift card liability	30	21
Property and equipment	241	295
Equity compensation	703	583
Deferred rent	277	155
Advertising fund	499	198
Employee benefits	46	44
Intangible assets	781	984
Other	51	60
NOL/credits	734	443
Valuation allowance	(799)	(493)

	5,864	4,823
Deferred tax liabilities:
Intangible assets	(19,706)	(20,195)

	$(13,842)	$(15,372)

The current and non-current components of net deferred tax assets (liabilities) are as follows (in thousands):

	December 27, 2014	December 28, 2013
Deferred tax assets:
Current	$1,408	$833
Non-current	4,456	3,990

Net deferred tax asset	5,864	4,823

Deferred tax liabilities:
Current	—	—
Non-current	(19,706)	(20,195)

Net deferred tax liability	(19,706)	(20,195)

Net deferred tax asset/(liability)	$(13,842)	$(15,372)

The Company had a state net operating loss carry-forward of $23.3 million and $13.8 million at December 27, 2014 and December 28, 2013, respectively. The state net operating loss carry forwards begin to expire in 2030.

As of December 27, 2014, the Company had a valuation allowance of $0.8 million against its deferred tax assets. In assessing whether a deferred tax asset will be realized, the Company considers whether it is more likely than not that some portion, or all of the deferred tax assets will not be realized. The Company considers the reversal of existing taxable temporary differences, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, we believe it is more likely than not we will realize a portion of the benefits of the federal and state deductible differences with the exception of $65,000 and $734,000, respectively.

We have not recognized a deferred tax asset for excess tax benefits of $4.5 million that arose directly from tax deductions related to equity compensation greater than amounts recognized for financial reporting. These excess stock compensation benefits will be credited to additional paid-in capital if realized. We use the “with-and-without” method for purposes of determining when excess tax benefits have been realized. In fiscal years 2014, 2013 and 2012, we recognized excess stock compensation benefits of $749,000, $575,000 and $254,000, respectively, which was recorded as additional paid-in capital and offset a portion of our current tax liability.

The Company files income tax returns, which are periodically audited by various federal and state jurisdictions. The Company was not subject to federal or state tax examinations prior to 2009. In fiscal 2013 the Internal Revenue Service (“IRS”) commenced an examination of the Company’s U.S. income tax returns for fiscal 2010 and 2011, As of December 27, 2014, the audit has been closed and the examination resulted in changes for which the Company has settled.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance as of December 31, 2011	$613
Additions for tax positions of prior years	—
Expiration of statute of limitations	(580)
Additions for tax positions of current year	28
Subtractions for tax positions of current year	—

Balance as of December 29, 2012	61
Additions for tax positions of prior years	—
Subtractions for tax positions of prior years	—
Additions for tax positions of current year	33
Subtractions for tax positions of current year	—

Balance as of December 28, 2013	94
Additions for tax positions of prior years	—
Subtractions for tax positions of prior years	—
Additions for tax positions of current year	35
Subtractions for tax positions of current year	—

Balance as of December 27, 2014	$129

The Company currently anticipates that none of the $129,000 of unrecognized tax benefits will be recognized as of December 27, 2014.

As of December 27, 2014 and December 28, 2013, the accrued interest and penalties on the unrecognized tax benefits were $43,000 and $35,000, respectively, excluding any related income tax benefits. The Company recorded accrued interest related to the unrecognized tax benefits and penalties as a component of the provision for income taxes recognized in the Consolidated Statement of Operations.